Segment information - Reconciliation of segment Adjusted EBITDA to Group Loss for the Period (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Segment information
Depreciation and amortization	€ (3,286)	€ (2,084)
Operating loss	(4,630)	(8,158)
Financial costs, net	(259)	(449)
Income tax expenses		(129)
Loss for the period	(4,889)	(8,736)
Operating segment
Segment information
Reportable segment Adjusted EBITDA	12,718	2,695
Reportable segment Adjusted EBITDA after corporate expenses	698	(5,017)
Operating loss	(4,630)	(8,158)
Financial costs, net	(259)	(449)
Income tax expenses		(129)
Loss for the period	(4,889)	(8,736)
Corporate
Segment information
Corporate expenses	(12,020)	(7,712)
Depreciation and amortization	(1,539)	(976)
Sharebased payment expenses
Segment information
Share-based compensation	(2,042)	(1,057)
Depreciation and amortization
Segment information
Depreciation and amortization	€ (3,286)	€ (2,084)